Federated High Yield Trust
Portfolio of Investments
May 31, 2020 (unaudited)
Principal Amount or Shares		Value
	CORPORATE BONDS—87.5%
	Aerospace/Defense—1.4%
$2,350,000	TransDigm, Inc., Sec. Fac. Bond, 144A, 6.250%, 3/15/2026	$2,408,374
975,000	TransDigm, Inc., Sr. Sub. Deb., 144A, 5.500%, 11/15/2027	887,070
1,375,000	TransDigm, Inc., Sr. Sub. Note, 6.375%, 6/15/2026	1,281,926
1,650,000	TransDigm, Inc., Sr. Sub. Note, 6.500%, 5/15/2025	1,600,673
1,425,000	TransDigm, Inc., Sr. Sub. Note, 6.500%, 7/15/2024	1,400,212
675,000	TransDigm, Inc., Sr. Sub., 6.875%, 5/15/2026	628,722
600,000	TransDigm, Inc., Sr. Sub., Series WI, 7.500%, 3/15/2027	591,861
	TOTAL	8,798,838
	Automotive—4.1%
2,525,000	Adient Global Holdings Ltd., Sr. Unsecd. Note, 144A, 4.875%, 8/15/2026	2,127,388
150,000	Adient US LLC, 144A, 9.000%, 4/15/2025	160,686
2,350,000	American Axle & Manufacturing, Inc., Sr. Unsecd. Note, Series WI, 6.500%, 4/1/2027	2,204,664
1,950,000	Dana Financing Lux Sarl, 144A, 6.500%, 6/1/2026	1,966,819
925,000	Dana Financing Lux Sarl, Sr. Unsecd. Note, 144A, 5.750%, 4/15/2025	919,122
200,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.096%, 5/4/2023	188,294
775,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.336%, 3/18/2021	764,886
1,000,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.813%, 10/12/2021	977,500
825,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.063%, 11/1/2024	778,594
1,175,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.140%, 2/15/2023	1,145,061
625,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.271%, 1/9/2027	570,962
1,200,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.113%, 5/3/2029	1,125,060
850,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, Series GMTN, 4.389%, 1/8/2026	801,125
1,425,000	Goodyear Tire & Rubber Co., Sr. Unsecd. Note, 5.000%, 5/31/2026	1,321,310
825,000	IHO Verwaltungs GmbH, Sec. Fac. Bond, 144A, 6.000%, 5/15/2027	811,437
700,000	IHO Verwaltungs GmbH, Sec. Fac. Bond, 144A, 6.375%, 5/15/2029	660,492
1,700,000	J.B. Poindexter & Co., Inc., Sr. Unsecd. Note, 144A, 7.125%, 4/15/2026	1,698,198
5,050,000	Panther BF Aggregator 2 LP, Sr. Unsecd. Note, 144A, 8.500%, 5/15/2027	4,967,003
2,150,000	Schaeffler Verwaltung Zw, 144A, 4.750%, 9/15/2026	2,067,021
	TOTAL	25,255,622
	Building Materials—2.1%
975,000	American Builders & Contractors Supply Co., Inc., 144A, 4.000%, 1/15/2028	982,132
2,375,000	American Builders & Contractors Supply Co., Inc., Sr. Unsecd. Note, 144A, 5.875%, 5/15/2026	2,463,623
1,450,000	Building Materials Corp. of America, Sr. Unsecd. Note, 144A, 6.000%, 10/15/2025	1,508,892
2,900,000	CD&R Waterworks Merger Subsidiary LLC, Sr. Unsecd. Note, 144A, 6.125%, 8/15/2025	2,843,784
2,525,000	Pisces Midco, Inc., Sec. Fac. Bond, 144A, 8.000%, 4/15/2026	2,422,346
2,425,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2027	2,503,752
	TOTAL	12,724,529
	Cable Satellite—7.5%
850,000	CCO Holdings LLC/Cap Corp., 144A, 5.375%, 5/1/2025	875,589
975,000	CCO Holdings LLC/Cap Corp., 144A, 5.750%, 2/15/2026	1,018,870
600,000	CCO Holdings LLC/Cap Corp., Sr. Sub. Secd. Note, 144A, 5.500%, 5/1/2026	636,243
2,550,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.500%, 8/15/2030	2,651,605
2,125,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.750%, 3/1/2030	2,225,544
1,900,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	1,994,402
2,150,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.125%, 5/1/2027	2,262,520

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Cable Satellite—continued
$725,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.375%, 6/1/2029	$782,866
600,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.875%, 5/1/2027	630,243
1,325,000		CSC Holdings LLC, 144A, 5.500%, 5/15/2026	1,388,077
550,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2030	581,111
600,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 6.625%, 10/15/2025	629,079
1,950,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 7.500%, 4/1/2028	2,165,290
2,700,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 7.750%, 7/15/2025	2,823,147
4,000,000		CSC Holdings, Inc., Sr. Unsecd. Note, 144A, 5.500%, 4/15/2027	4,239,260
1,875,000		DISH DBS Corp., Sr. Unsecd. Note, 5.875%, 11/15/2024	1,856,053
2,500,000		DISH DBS Corp., Sr. Unsecd. Note, 7.750%, 7/1/2026	2,599,537
1,475,000	[1,2]	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 144A, 8.500%, 10/15/2024	844,592
950,000	[1,2]	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 144A, 9.750%, 7/15/2025	551,100
1,400,000	[1,2]	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 5.500%, 8/1/2023	742,147
1,775,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.375%, 4/15/2025	1,826,005
2,450,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.375%, 7/15/2026	2,548,074
450,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.500%, 7/1/2029	481,417
3,400,000		Telenet Finance Luxembourg, Sec. Fac. Bond, 144A, 5.500%, 3/1/2028	3,587,000
1,525,000		Virgin Media Secured Finance PLC, 144A, 5.500%, 8/15/2026	1,594,243
393,000		Virgin Media, Inc., Sr. Unsecd. Note, 144A, 5.750%, 1/15/2025	405,731
250,000		Virgin Media, Inc., Sr. Unsecd. Note, 144A, 6.000%, 10/15/2024	257,786
2,091,000		Ziggo Finance BV, Sec. Fac. Bond, 144A, 5.500%, 1/15/2027	2,204,217
1,550,000		Ziggo Finance BV, Sr. Unsecd. Note, 144A, 6.000%, 1/15/2027	1,624,423
		TOTAL	46,026,171
		Chemicals—2.4%
875,000		Alpha 2 BV, Sr. Unsecd. Note, 144A, 8.750%, 6/1/2023	878,189
1,925,000		Alpha 3 BV, Sr. Unsecd. Note, 144A, 6.250%, 2/1/2025	1,920,727
2,450,000		Compass Minerals International, Inc., 144A, 4.875%, 7/15/2024	2,440,555
850,000		Compass Minerals International, Inc., Sr. Unsecd. Note, 144A, 6.750%, 12/1/2027	895,717
1,200,000		Element Solutions, Inc., Sr. Unsecd. Note, 144A, 5.875%, 12/1/2025	1,236,510
1,575,000		Hexion, Inc., Sr. Unsecd. Note, 144A, 7.875%, 7/15/2027	1,420,406
3,250,000		Koppers, Inc., Sr. Unsecd. Note, 144A, 6.000%, 2/15/2025	3,000,108
350,000		PQ Corp., Sr. Unsecd. Note, 144A, 5.750%, 12/15/2025	357,474
2,425,000		Starfruit Finco BV, Sr. Unsecd. Note, 144A, 8.000%, 10/1/2026	2,513,355
		TOTAL	14,663,041
		Construction Machinery—0.8%
925,000		United Rentals North America, Inc., Sr. Unsecd. Note, 4.000%, 7/15/2030	902,740
1,650,000		United Rentals North America, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2028	1,703,815
425,000		United Rentals North America, Inc., Sr. Unsecd. Note, 6.500%, 12/15/2026	455,203
550,000		United Rentals North America, Inc., Term Loan—2nd Lien, 3.875%, 11/15/2027	552,648
875,000		United Rentals, Inc., Sr. Unsecd. Note, 5.500%, 7/15/2025	907,904
100,000		United Rentals, Inc., Sr. Unsecd. Note, 5.875%, 9/15/2026	105,315
		TOTAL	4,627,625
		Consumer Cyclical Services—1.8%
50,000		Allied Universal Holdco LLC, Sec. Fac. Bond, 144A, 6.625%, 7/15/2026	52,617
5,300,000		Allied Universal Holdco LLC, Sr. Unsecd. Note, 144A, 9.750%, 7/15/2027	5,646,646
3,528,000		GW B-CR Security Corp., Sr. Unsecd. Note, 144A, 9.500%, 11/1/2027	3,669,773
900,000		Garda World Security Corp., Sec. Fac. Bond, 144A, 4.625%, 2/15/2027	910,688
550,000		Go Daddy Operating Co. LLC/GD Finance Co. Inc., Sr. Unsecd. Note, 144A, 5.250%, 12/1/2027	578,773
		TOTAL	10,858,497

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Products—0.5%
$625,000	Edgewell Personal Care Co., Sr. Unsecd. Note, 144A, 5.500%, 6/1/2028	$649,219
325,000	Newell Brands, Inc., Sr. Unsecd. Note, 4.875%, 6/1/2025	337,935
650,000	Prestige Brands, Inc., Sr. Unsecd. Note, 144A, 5.125%, 1/15/2028	661,781
1,600,000	Prestige Brands, Inc., Sr. Unsecd. Note, 144A, 6.375%, 3/1/2024	1,650,168
	TOTAL	3,299,103
	Diversified Manufacturing—1.3%
2,875,000	Gates Global LLC, Sr. Unsecd. Note, 144A, 6.250%, 1/15/2026	2,809,723
275,000	Stevens Holding Company, Inc., Sr. Unsecd. Note, 144A, 6.125%, 10/1/2026	284,333
550,000	Titan Acquisition Ltd., Sr. Unsecd. Note, 144A, 7.750%, 4/15/2026	514,473
500,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 7.125%, 6/15/2025	500,000
1,050,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 7.250%, 6/15/2028	1,042,062
1,200,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 5.375%, 12/15/2021	1,196,730
1,450,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 5.375%, 6/15/2024	1,424,473
	TOTAL	7,771,794
	Environmental—0.2%
1,575,000	Tervita Escrow Corp., 144A, 7.625%, 12/1/2021	1,221,121
	Finance Companies—1.8%
275,000	Navient Corp., Sr. Unsecd. Note, 5.000%, 3/15/2027	235,984
2,750,000	Navient Corp., Sr. Unsecd. Note, 5.875%, 10/25/2024	2,535,184
550,000	Navient Corp., Sr. Unsecd. Note, 6.750%, 6/15/2026	507,273
300,000	Navient Corp., Sr. Unsecd. Note, 6.750%, 6/25/2025	282,937
325,000	Navient Corp., Sr. Unsecd. Note, 7.250%, 9/25/2023	313,012
650,000	Navient Corp., Sr. Unsecd. Note, Series MTN, 6.125%, 3/25/2024	611,400
1,600,000	Park Aerospace Holdings Ltd., Sr. Unsecd. Note, 144A, 5.500%, 2/15/2024	1,376,774
4,525,000	Quicken Loans, Inc., 144A, 5.750%, 5/1/2025	4,627,288
450,000	Quicken Loans, Inc., Sr. Unsecd. Note, 144A, 5.250%, 1/15/2028	455,443
	TOTAL	10,945,295
	Food & Beverage—1.9%
1,850,000	Aramark Services, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	1,826,533
325,000	Aramark Services, Inc., Sr. Unsecd. Note, 144A, 5.000%, 4/1/2025	327,637
1,300,000	Aramark Services, Inc., Sr. Unsecd. Note, 144A, 6.375%, 5/1/2025	1,364,077
250,000	Aramark Services, Inc., Sr. Unsecd. Note, 4.750%, 6/1/2026	246,976
325,000	Lamb Weston Holdings, Inc., Sr. Unsecd. Note, 144A, 4.875%, 5/15/2028	341,153
325,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 4.625%, 4/15/2030	321,547
1,750,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.000%, 8/15/2026	1,797,801
1,000,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2028	1,049,815
2,125,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	2,221,486
2,325,000	U.S. Foodservice, Inc., Sr. Unsecd. Note, 144A, 5.875%, 6/15/2024	2,255,494
	TOTAL	11,752,519
	Gaming—2.6%
750,000	Boyd Gaming Corp., Sr. Unsecd. Note, 144A, 4.750%, 12/1/2027	692,452
175,000	Boyd Gaming Corp., Sr. Unsecd. Note, 144A, 8.625%, 6/1/2025	187,512
850,000	Boyd Gaming Corp., Sr. Unsecd. Note, 6.375%, 4/1/2026	847,463
975,000	CRC Escrow Issuer LLC, Sr. Unsecd. Note, 144A, 5.250%, 10/15/2025	870,187
1,200,000	Eldorado Resorts, Inc., Sr. Unsecd. Note, 6.000%, 4/1/2025	1,228,374
300,000	Eldorado Resorts, Inc., Sr. Unsecd. Note, 6.000%, 9/15/2026	314,202
950,000	MGM Growth Properties LLC, Sr. Unsecd. Note, 5.625%, 5/1/2024	992,850
275,000	MGM Resorts International, 6.000%, 3/15/2023	276,346
1,072,000	MGM Resorts International, Sr. Unsecd. Note, 4.625%, 9/1/2026	1,026,874

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Gaming—continued
$458,000	MGM Resorts International, Sr. Unsecd. Note, 5.500%, 4/15/2027	$446,062
1,181,000	MGM Resorts International, Sr. Unsecd. Note, 5.750%, 6/15/2025	1,181,726
2,400,000	Mohegan Tribal Gaming Authority, Sr. Unsecd. Note, 144A, 7.875%, 10/15/2024	1,736,748
2,475,000	Star Group Holdings BV, Sr. Unsecd. Note, 144A, 7.000%, 7/15/2026	2,629,230
2,050,000	Station Casinos, Inc., Sr. Unsecd. Note, 144A, 5.000%, 10/1/2025	1,848,844
100,000	VICI Properties LP/VICI Note Co., Inc., 144A, 3.500%, 2/15/2025	96,485
150,000	VICI Properties LP/VICI Note Co., Inc., 144A, 3.750%, 2/15/2027	145,102
825,000	VICI Properties LP/VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 4.250%, 12/1/2026	819,221
650,000	VICI Properties LP/VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 4.625%, 12/1/2029	649,984
	TOTAL	15,989,662
	Health Care—8.8%
300,000	Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 5.625%, 2/15/2023	299,968
3,625,000	Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 6.500%, 3/1/2024	3,677,862
2,650,000	Air Medical Group Holdings, Inc., Sr. Unsecd. Note, 144A, 6.375%, 5/15/2023	2,527,159
1,075,000	Avantor, Inc., 144A, 6.000%, 10/1/2024	1,131,325
3,000,000	Avantor, Inc., Sr. Unsecd. Note, 144A, 9.000%, 10/1/2025	3,247,815
2,375,000	CHS/Community Health Systems, Inc., 6.250%, 3/31/2023	2,311,172
550,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 6.625%, 2/15/2025	532,469
850,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 8.000%, 3/15/2026	832,333
225,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 8.625%, 1/15/2024	226,826
725,000	Charles River Laboratories International, Inc., Sr. Unsecd. Note, 144A, 5.500%, 4/1/2026	759,144
2,825,000	HCA, Inc., 5.875%, 2/15/2026	3,168,930
550,000	HCA, Inc., Sr. Unsecd. Note, 3.500%, 9/1/2030	542,348
2,275,000	HCA, Inc., Sr. Unsecd. Note, 5.375%, 2/1/2025	2,503,171
1,475,000	HCA, Inc., Sr. Unsecd. Note, 5.625%, 9/1/2028	1,694,126
875,000	HCA, Inc., Sr. Unsecd. Note, 5.875%, 2/1/2029	1,018,557
1,225,000	IMS Health, Inc., Sr. Unsecd. Note, 144A, 5.000%, 10/15/2026	1,300,527
975,000	Iqvia, Inc., Sr. Unsecd. Note, 144A, 5.000%, 5/15/2027	1,019,270
450,000	LifePoint Health, Inc., 144A, 6.750%, 4/15/2025	475,875
600,000	LifePoint Health, Inc., Sec. Fac. Bond, 144A, 4.375%, 2/15/2027	580,875
2,575,000	LifePoint Health, Inc., Sr. Unsecd. Note, 144A, 9.750%, 12/1/2026	2,795,562
1,425,000	MEDNAX, Inc., Sr. Unsecd. Note, 144A, 6.250%, 1/15/2027	1,336,871
4,400,000	MPH Acquisition Holdings LLC, 144A, 7.125%, 6/1/2024	4,171,706
2,250,000	Polaris Intermediate Corp., Sr. Unsecd. Note, 144A, 8.500%, 12/1/2022	1,977,176
3,975,000	Team Health Holdings, Inc., Sr. Unsecd. Note, 144A, 6.375%, 2/1/2025	2,220,216
125,000	Teleflex, Inc., Sr. Unsecd. Note, 144A, 4.250%, 6/1/2028	129,063
450,000	Teleflex, Inc., Sr. Unsecd. Note, 4.875%, 6/1/2026	465,102
525,000	Tenet Healthcare Corp., 144A, 4.875%, 1/1/2026	540,369
1,050,000	Tenet Healthcare Corp., 144A, 5.125%, 11/1/2027	1,085,768
75,000	Tenet Healthcare Corp., 144A, 7.500%, 4/1/2025	82,125
2,325,000	Tenet Healthcare Corp., 5.125%, 5/1/2025	2,366,676
975,000	Tenet Healthcare Corp., Sr. Secd. Note, 4.625%, 7/15/2024	989,727
1,550,000	Tenet Healthcare Corp., Sr. Unsecd. Note, 6.750%, 6/15/2023	1,627,663
1,500,000	Tenet Healthcare Corp., Sr. Unsecd. Note, 7.000%, 8/1/2025	1,511,092
400,000	Vizient, Inc., Sr. Unsecd. Note, 144A, 6.250%, 5/15/2027	421,076
3,975,000	West Street Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 6.375%, 9/1/2025	3,927,757
	TOTAL	53,497,701
	Health Insurance—1.3%
1,400,000	Centene Corp., Sr. Unsecd. Note, 144A, 5.375%, 6/1/2026	1,483,734

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Health Insurance—continued
$700,000		Centene Corp., Sr. Unsecd. Note, 144A, 5.375%, 8/15/2026	$742,770
525,000		Centene Corp., Sr. Unsecd. Note, 4.750%, 1/15/2025	543,430
625,000		Centene Corp., Sr. Unsecd. Note, 4.750%, 1/15/2025	646,941
1,225,000		Centene Corp., Sr. Unsecd. Note, Series WI, 3.375%, 2/15/2030	1,235,492
1,425,000		Centene Corp., Sr. Unsecd. Note, Series WI, 4.250%, 12/15/2027	1,491,882
1,725,000		Centene Corp., Sr. Unsecd. Note, Series WI, 4.625%, 12/15/2029	1,864,984
		TOTAL	8,009,233
		Independent Energy—3.7%
250,000		Antero Resources Corp., Sr. Unsecd. Note, 5.125%, 12/1/2022	175,556
975,000		Antero Resources Corp., Sr. Unsecd. Note, 5.625%, 6/1/2023	568,547
325,000		Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsecd. Note, 144A, 10.000%, 4/1/2022	285,387
1,150,000		Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsecd. Note, 144A, 7.000%, 11/1/2026	782,667
850,000		Berry Petroleum Co., Sr. Unsecd. Note, 144A, 7.000%, 2/15/2026	642,974
1,704,000		Callon Petroleum Corp., Sr. Unsecd. Note, 6.125%, 10/1/2024	567,645
550,000		Callon Petroleum Corp., Sr. Unsecd. Note, Series WI, 6.375%, 7/1/2026	155,958
1,625,000		Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, 6.250%, 4/15/2023	533,187
175,000		Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, 8.250%, 7/15/2025	54,013
1,150,000		Centennial Resource Production, LLC, Sr. Unsecd. Note, 144A, 6.875%, 4/1/2027	554,409
1,819,000		Chesapeake Energy Corp., 144A, 11.500%, 1/1/2025	140,973
1,275,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 7.000%, 10/1/2024	60,563
775,000		Continental Resources, Inc., Sr. Unsecd. Note, 4.375%, 1/15/2028	656,580
2,225,000		Crownrock LP/Crownrock F, 144A, 5.625%, 10/15/2025	2,129,069
1,875,000	[1,2]	EP Energy LLC/Everest Acquisition Finance, Inc., Sec. Fac. Bond, 144A, 8.000%, 11/29/2024	37,500
125,000		EQT Corp., Sr. Unsecd. Note, 4.875%, 11/15/2021	122,891
975,000		EQT Corp., Sr. Unsecd. Note, 6.125%, 2/1/2025	999,565
600,000		EQT Corp., Sr. Unsecd. Note, 7.000%, 2/1/2030	637,875
500,000		Endeavor Energy Resources LP, Sr. Unsecd. Note, 144A, 5.750%, 1/30/2028	489,282
450,000		Gulfport Energy Corp., Sr. Unsecd. Note, 6.000%, 10/15/2024	264,656
1,150,000		Gulfport Energy Corp., Sr. Unsecd. Note, 6.375%, 5/15/2025	579,192
475,000		Gulfport Energy Corp., Sr. Unsecd. Note, Series WI, 6.375%, 1/15/2026	239,191
875,000		Jagged Peak Energy, Inc., Sr. Unsecd. Note, Series WI, 5.875%, 5/1/2026	881,322
1,125,000		Oasis Petroleum, Inc., 6.875%, 1/15/2023	193,359
1,396,000		Oasis Petroleum, Inc., 6.875%, 3/15/2022	269,044
225,000		Oasis Petroleum, Inc., Sr. Unsecd. Note, 144A, 6.250%, 5/1/2026	37,835
1,100,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 2.900%, 8/15/2024	880,000
900,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 3.500%, 6/15/2025	705,937
500,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 4.100%, 2/15/2047	292,500
425,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 4.300%, 8/15/2039	253,938
550,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 4.400%, 8/15/2049	328,625
1,100,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 6.450%, 9/15/2036	794,750
400,000		PDC Energy, Inc., Sr. Unsecd. Note, 6.125%, 9/15/2024	377,542
1,100,000		PDC Energy, Inc., Sr. Unsecd. Note, Series WI, 5.750%, 5/15/2026	1,019,595
300,000		Parsley Energy LLC/Parsley Finance Corp., Sr. Unsecd. Note, 144A, 5.250%, 8/15/2025	291,344
600,000		Parsley Energy LLC/Parsley Finance Corp., Sr. Unsecd. Note, 144A, 5.625%, 10/15/2027	589,389
700,000		QEP Resources, Inc., Sr. Unsecd. Note, 5.250%, 5/1/2023	374,938
1,000,000		QEP Resources, Inc., Sr. Unsecd. Note, 5.625%, 3/1/2026	536,845
1,492,000		Range Resources Corp., Sr. Unsecd. Note, 4.875%, 5/15/2025	1,252,347
150,000		Range Resources Corp., Sr. Unsecd. Note, 5.000%, 3/15/2023	136,156
875,000		SM Energy Co., Sr. Unsecd. Note, 5.000%, 1/15/2024	473,502

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Independent Energy—continued
$75,000		SM Energy Co., Sr. Unsecd. Note, 5.625%, 6/1/2025	$39,273
150,000		SM Energy Co., Sr. Unsecd. Note, 6.625%, 1/15/2027	77,311
1,200,000		SM Energy Co., Sr. Unsecd. Note, 6.750%, 9/15/2026	615,019
500,000		Southwestern Energy Co., Sr. Unsecd. Note, 7.750%, 10/1/2027	467,827
800,000	[1,2]	Ultra Resources, Inc., Sr. Unsecd. Note, 144A, 7.125%, 4/15/2025	800
250,000		WPX Energy, Inc., Sr. Unsecd. Note, 4.500%, 1/15/2030	229,609
225,000		WPX Energy, Inc., Sr. Unsecd. Note, 5.250%, 10/15/2027	219,896
1,650,000	[1,2]	Whiting Petroleum Corp., Sr. Unsecd. Note, 6.250%, 4/1/2023	189,750
1,000,000	[1,2]	Whiting Petroleum Corp., Sr. Unsecd. Note, Series WI, 6.625%, 1/15/2026	118,155
		TOTAL	22,324,288
		Industrial - Other—0.3%
500,000		Anixter, Inc., Sr. Unsecd. Note, 6.000%, 12/1/2025	516,823
675,000		Cushman & Wakefield US Borrower LLC, Sec. Fac. Bond, 144A, 6.750%, 5/15/2028	703,687
400,000		IAA Spinco, Inc., Sr. Unsecd. Note, 144A, 5.500%, 6/15/2027	406,926
		TOTAL	1,627,436
		Insurance - P&C—4.1%
2,200,000		Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Sr. Unsecd. Note, 144A, 6.750%, 10/15/2027	2,248,961
3,250,000		AmWINS Group, Inc., Sr. Unsecd. Note, 144A, 7.750%, 7/1/2026	3,498,495
3,075,000		AssuredPartners, Inc., Sr. Unsecd. Note, 144A, 7.000%, 8/15/2025	3,023,079
825,000		GTCR AP Finance, Inc., Sr. Unsecd. Note, 144A, 8.000%, 5/15/2027	823,812
7,425,000		Hub International Ltd., Sr. Unsecd. Note, 144A, 7.000%, 5/1/2026	7,649,421
125,000		NFP Corp., Sec. Fac. Bond, 144A, 7.000%, 5/15/2025	130,313
3,950,000		NFP Corp., Sr. Unsecd. Note, 144A, 6.875%, 7/15/2025	3,814,179
250,000		NFP Corp., Sr. Unsecd. Note, 144A, 8.000%, 7/15/2025	239,661
3,650,000		USIS Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 6.875%, 5/1/2025	3,751,123
		TOTAL	25,179,044
		Leisure—0.7%
3,225,000		Six Flags Entertainment Corp., Sr. Unsecd. Note, 144A, 5.500%, 4/15/2027	3,006,716
150,000		Vail Resorts, Inc., Sr. Unsecd. Note, 144A, 6.250%, 5/15/2025	158,250
75,000		Viking Cruises Ltd., Sr. Unsecd. Note, 144A, 5.875%, 9/15/2027	45,201
1,225,000		Voc Escrow Ltd., 144A, 5.000%, 2/15/2028	1,007,789
		TOTAL	4,217,956
		Lodging—0.4%
1,875,000		Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 5.125%, 5/1/2026	1,887,075
525,000		Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, Series WI, 4.875%, 1/15/2030	523,900
		TOTAL	2,410,975
		Media Entertainment—6.2%
500,000		AMC Networks, Inc., Sr. Unsecd. Note, 4.750%, 8/1/2025	505,053
2,575,000		AMC Networks, Inc., Sr. Unsecd. Note, 5.000%, 4/1/2024	2,589,484
1,475,000		CBS Radio, Inc., Sr. Unsecd. Note, 144A, 7.250%, 11/1/2024	1,192,751
625,000		Cumulus Media News Holdings, Inc., 144A, 6.750%, 7/1/2026	521,975
1,350,000		Diamond Sports Group LLC/Diamond Sports Finance Co., Sec. Fac. Bond, 144A, 5.375%, 8/15/2026	1,076,409
2,275,000		Diamond Sports Group LLC/Diamond Sports Finance Co., Sec. Fac. Bond, 144A, 6.625%, 8/15/2027	1,374,134
1,425,000		Entercom Media Corp., 144A, 6.500%, 5/1/2027	1,259,073
625,000		Gray Television, Inc., Sr. Unsecd. Note, 144A, 5.125%, 10/15/2024	634,441
2,100,000		Gray Television, Inc., Sr. Unsecd. Note, 144A, 5.875%, 7/15/2026	2,173,111
375,000		iHeartCommunications, Inc., 144A, 4.750%, 1/15/2028	360,673
325,000		iHeartCommunications, Inc., 144A, 5.250%, 8/15/2027	319,155
146,192		iHeartCommunications, Inc., 6.375%, 5/1/2026	153,129

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Media Entertainment—continued
$3,789,973	iHeartCommunications, Inc., Sr. Unsecd. Note, 8.375%, 5/1/2027	$3,552,399
425,000	Lamar Media Corp., Sr. Unsecd. Note, 144A, 4.875%, 1/15/2029	438,813
2,050,000	Match Group, Inc., Sr. Unsecd. Note, 144A, 4.125%, 8/1/2030	2,013,807
550,000	Match Group, Inc., Sr. Unsecd. Note, 144A, 4.625%, 6/1/2028	567,875
800,000	Match Group, Inc., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2027	840,016
1,750,000	Nexstar Escrow Corp., Sr. Unsecd. Note, 144A, 5.625%, 7/15/2027	1,797,801
2,625,000	Nexstar Escrow Corp., Sr. Unsecd. Note, 144A, 5.625%, 8/1/2024	2,684,338
1,400,000	Nielsen Finance LLC/Nielsen Finance Co., 144A, 5.000%, 4/15/2022	1,400,945
900,000	Nielsen Finance LLC/Nielsen Finance Co., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2025	907,574
1,375,000	Scripps Escrow, Inc., Sr. Unsecd. Note, 144A, 5.875%, 7/15/2027	1,309,433
1,775,000	Sinclair Television Group, 144A, 5.625%, 8/1/2024	1,761,874
825,000	Sinclair Television Group, Sr. Unsecd. Note, 144A, 5.125%, 2/15/2027	770,501
1,300,000	Sinclair Television Group, Sr. Unsecd. Note, 144A, 5.875%, 3/15/2026	1,277,003
1,050,000	Tegna, Inc., Sr. Unsecd. Note, 144A, 4.625%, 3/15/2028	999,962
2,200,000	Tegna, Inc., Sr. Unsecd. Note, 144A, 5.000%, 9/15/2029	2,087,943
3,275,000	Terrier Media Buyer, Inc., Sr. Unsecd. Note, 144A, 8.875%, 12/15/2027	3,186,984
	TOTAL	37,756,656
	Metals & Mining—1.3%
1,775,000	Coeur Mining, Inc., Sr. Unsecd. Note, 5.875%, 6/1/2024	1,741,905
700,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 3.875%, 3/15/2023	707,367
175,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 4.250%, 3/1/2030	170,024
850,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.000%, 9/1/2027	864,718
800,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.250%, 9/1/2029	823,852
1,375,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.400%, 11/14/2034	1,365,244
400,000	HudBay Minerals, Inc., Sr. Unsecd. Note, 144A, 7.250%, 1/15/2023	379,742
2,175,000	HudBay Minerals, Inc., Sr. Unsecd. Note, 144A, 7.625%, 1/15/2025	1,982,937
	TOTAL	8,035,789
	Midstream—6.9%
1,275,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.750%, 5/20/2027	1,358,646
2,050,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.875%, 8/20/2026	2,178,771
2,100,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2028	1,648,405
1,675,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	1,324,347
2,050,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 5.375%, 9/15/2024	1,718,156
675,000	Atlas Pipeline Partners LP, 5.875%, 8/1/2023	610,875
1,050,000	Buckeye Partners, Sr. Unsecd. Note, 144A, 4.125%, 3/1/2025	1,033,594
1,475,000	Buckeye Partners, Sr. Unsecd. Note, 144A, 4.500%, 3/1/2028	1,431,672
2,800,000	CNX Midstream Partners LP/CNX Midstream Finance Corp., Sr. Unsecd. Note, 144A, 6.500%, 3/15/2026	2,536,968
2,775,000	Cheniere Energy Partners, LP, Series WI, 5.250%, 10/1/2025	2,811,380
275,000	Cheniere Energy Partners, LP, Sr. Unsecd. Note, 144A, 4.500%, 10/1/2029	269,449
250,000	Cheniere Energy Partners, LP, Sr. Unsecd. Note, 5.625%, 10/1/2026	255,035
800,000	EQT Midstream Partners LP, Sr. Unsecd. Note, 5.500%, 7/15/2028	741,236
650,000	EQT Midstream Partners LP, Sr. Unsecd. Note, 6.500%, 7/15/2048	560,017
775,000	Ferrellgas LP/Ferrellgas Finance Corp., Sr. Unsecd. Note, 6.750%, 6/15/2023	624,762
600,000	Ferrellgas, L.P., Sr. Unsecd. Note, 6.750%, 1/15/2022	488,109
1,100,000	Hess Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.125%, 6/15/2028	1,041,222
800,000	Holly Energy Partners LP, Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	789,876
2,750,000	NuStar Logistics LP, Sr. Unsecd. Note, 5.625%, 4/28/2027	2,611,991
275,000	NuStar Logistics LP, Sr. Unsecd. Note, 6.000%, 6/1/2026	264,644
1,875,000	Suburban Propane Partners LP, 5.500%, 6/1/2024	1,899,591

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Midstream—continued
$925,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 5.750%, 3/1/2025	$923,747
900,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 5.875%, 3/1/2027	894,204
3,175,000	Summit Midstream Holdings LLC, 5.500%, 8/15/2022	1,535,160
1,175,000	Summit Midstream Holdings LLC, Sr. Unsecd. Note, 5.750%, 4/15/2025	506,842
1,125,000	Sunoco LP/Finance Corp., Sr. Unsecd. Note, Series WI, 5.875%, 3/15/2028	1,143,068
1,800,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 144A, 5.500%, 3/1/2030	1,789,317
1,200,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.000%, 1/15/2028	1,170,486
250,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.250%, 5/1/2023	251,901
1,500,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.375%, 2/1/2027	1,494,097
1,575,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.875%, 4/15/2026	1,606,248
250,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 6.500%, 7/15/2027	263,981
775,000	TransMontaigne Partners LP/TLP Finance Corp., Sr. Unsecd. Note, 6.125%, 2/15/2026	733,491
475,000	Western Gas Partners LP, Sr. Unsecd. Note, 4.000%, 7/1/2022	469,357
575,000	Western Gas Partners LP, Sr. Unsecd. Note, 4.500%, 3/1/2028	525,953
175,000	Western Gas Partners LP, Sr. Unsecd. Note, 4.650%, 7/1/2026	164,101
2,050,000	Western Gas Partners LP, Sr. Unsecd. Note, 5.300%, 3/1/2048	1,609,250
275,000	Western Gas Partners LP, Sr. Unsecd. Note, 5.450%, 4/1/2044	224,813
225,000	Western Gas Partners LP, Sr. Unsecd. Note, 5.500%, 8/15/2048	178,875
700,000	Western Midstream Operating, LP, Sr. Unsecd. Note, 4.050%, 2/1/2030	631,540
	TOTAL	42,315,177
	Oil Field Services—1.6%
550,000	Archrock Partners LP/Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.250%, 4/1/2028	525,594
2,050,000	Archrock Partners LP/Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.875%, 4/1/2027	1,963,705
275,000	Nabors Industries Ltd., Sr. Unsecd. Note, 144A, 7.250%, 1/15/2026	157,609
275,000	Nabors Industries Ltd., Sr. Unsecd. Note, 144A, 7.500%, 1/15/2028	152,109
400,000	Precision Drilling Corp., Sr. Unsecd. Note, 144A, 7.125%, 1/15/2026	201,424
300,000	Precision Drilling Corp., Sr. Unsecd. Note, 5.250%, 11/15/2024	155,219
975,000	Precision Drilling Corp., Sr. Unsecd. Note, 7.750%, 12/15/2023	531,273
900,000	Sesi LLC, 7.125%, 12/15/2021	362,812
3,150,000	Sesi LLC, Sr. Unsecd. Note, Series WI, 7.750%, 9/15/2024	1,082,482
1,850,000	Shelf Drilling Holdings Ltd., Sr. Unsecd. Note, 144A, 8.250%, 2/15/2025	824,388
1,625,000	USA Compression Partners LP, Sr. Unsecd. Note, 6.875%, 9/1/2027	1,551,574
2,000,000	USA Compression Partners LP, Sr. Unsecd. Note, Series WI, 6.875%, 4/1/2026	1,929,680
	TOTAL	9,437,869
	Packaging—5.6%
3,275,000	ARD Finance SA, Sec. Fac. Bond, 144A, 6.500%, 6/30/2027	3,242,856
900,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sec. Fac. Bond, 144A, 5.250%, 8/15/2027	888,584
1,100,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, 144A, 5.250%, 8/15/2027	1,086,046
1,650,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, 144A, 6.000%, 2/15/2025	1,703,130
925,000	Berry Global Escrow Corp., 144A, 4.875%, 7/15/2026	969,086
975,000	Berry Global Escrow Corp., 144A, 5.625%, 7/15/2027	1,026,826
1,250,000	Berry Plastics Corp., 5.125%, 7/15/2023	1,266,394
1,450,000	Berry Plastics Corp., 5.500%, 5/15/2022	1,450,892
1,250,000	Bway Holding Co., Sec. Fac. Bond, 144A, 5.500%, 4/15/2024	1,244,519
4,900,000	Bway Holding Co., Sr. Unsecd. Note, 144A, 7.250%, 4/15/2025	4,425,263
700,000	Crown Americas LLC/Crown Americas Capital Corp. VI, Sr. Unsecd. Note, 4.750%, 2/1/2026	729,883
4,800,000	Flex Acquisition Co., Inc., Sr. Unsecd. Note, 144A, 6.875%, 1/15/2025	4,857,048
2,100,000	Flex Acquisition Co., Inc., Sr. Unsecd. Note, 144A, 7.875%, 7/15/2026	2,106,100
1,025,000	Owens-Brockway Glass Container, Inc., 144A, 5.375%, 1/15/2025	1,031,299

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Packaging—continued
$725,000	Owens-Brockway Glass Container, Inc., 144A, 6.375%, 8/15/2025	$761,703
325,000	Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 6.625%, 5/13/2027	342,875
1,750,000	Reynolds Group Issuer, Inc./LLC/LU, 144A, 7.000%, 7/15/2024	1,763,396
2,250,000	Trident Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 6.625%, 11/1/2025	2,010,701
1,050,000	Trident Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 9.250%, 8/1/2024	1,027,577
475,000	Trivium Packaging Finance BV, Sec. Fac. Bond, 144A, 5.500%, 8/15/2026	499,420
1,350,000	Trivium Packaging Finance BV, Sr. Unsecd. Note, 144A, 8.500%, 8/15/2027	1,427,375
	TOTAL	33,860,973
	Paper—0.4%
2,575,000	Clearwater Paper Corp., Sr. Unsecd. Note, 144A, 5.375%, 2/1/2025	2,531,547
	Pharmaceuticals—3.8%
875,000	Bausch Health Cos, Inc., Sec. Fac. Bond, 144A, 5.500%, 11/1/2025	906,172
700,000	Bausch Health Cos, Inc., Sec. Fac. Bond, 144A, 5.750%, 8/15/2027	750,757
275,000	Bausch Health Cos, Inc., Sr. Secd. Note, 144A, 7.000%, 3/15/2024	285,284
187,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 5.500%, 3/1/2023	188,237
149,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 5.875%, 5/15/2023	149,024
5,275,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 6.125%, 4/15/2025	5,366,759
550,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 6.250%, 2/15/2029	565,125
850,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 7.250%, 5/30/2029	918,263
2,475,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 8.500%, 1/31/2027	2,710,533
600,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 9.000%, 12/15/2025	658,125
125,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 9.250%, 4/1/2026	139,086
300,000	Endo Dac/Endo Finance LLC/Endo Finco, Inc., Sr. Unsecd. Note, 144A, 6.000%, 7/15/2023	234,566
3,200,000	Endo Finance LLC/Endo Finco, Inc., Sr. Unsecd. Note, 144A, 6.000%, 2/1/2025	2,363,232
875,000	Jaguar Holding Co. II/Pharmaceutical Product Development LLC, Sr. Unsecd. Note, 144A, 4.625%, 6/15/2025	905,625
725,000	Jaguar Holding Co. II/Pharmaceutical Product Development LLC, Sr. Unsecd. Note, 144A, 5.000%, 6/15/2028	754,000
4,825,000	Jaguar Holding Co. II/Pharmaceutical Product Development LLC, Sr. Unsecd. Note, 144A, 6.375%, 8/1/2023	4,987,723
3,050,000	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, 144A, 5.500%, 4/15/2025	619,531
3,475,000	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, 144A, 5.625%, 10/15/2023	777,166
	TOTAL	23,279,208
	Restaurants—1.4%
575,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 4.375%, 1/15/2028	566,269
5,050,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 5.000%, 10/15/2025	5,117,140
650,000	Yum! Brands, Inc., Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	675,308
750,000	Yum! Brands, Inc., Sr. Unsecd. Note, 144A, 5.000%, 6/1/2024	769,646
1,325,000	Yum! Brands, Inc., Sr. Unsecd. Note, 144A, 5.250%, 6/1/2026	1,382,180
175,000	Yum! Brands, Inc., Sr. Unsecd. Note, 144A, 7.750%, 4/1/2025	193,812
	TOTAL	8,704,355
	Retailers—0.4%
1,575,000	Michaels Stores, Inc., Sr. Unsecd. Note, 144A, 8.000%, 7/15/2027	1,271,521
2,175,000	Party City Holdings, Inc., Sr. Unsecd. Note, 144A, 6.125%, 8/15/2023	372,469
2,075,000	Party City Holdings, Inc., Sr. Unsecd. Note, 144A, 6.625%, 8/1/2026	339,781
275,000	William Carter Co., Sr. Unsecd. Note, 144A, 5.500%, 5/15/2025	283,938
200,000	William Carter Co., Sr. Unsecd. Note, 144A, 5.625%, 3/15/2027	204,879
	TOTAL	2,472,588
	Supermarkets—1.0%
450,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 5.875%, 2/15/2028	482,708
800,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 7.500%, 3/15/2026	894,872
2,775,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 5.750%, 3/15/2025	2,862,010

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Supermarkets—continued
$1,750,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 6.625%, 6/15/2024	$1,814,952
	TOTAL	6,054,542
	Technology—5.5%
575,000	Banff Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 9.750%, 9/1/2026	578,936
2,675,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Unsecd. Note, 144A, 7.125%, 6/15/2024	2,781,157
950,000	Ensemble S Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 9.000%, 9/30/2023	964,150
275,000	Fair Isaac & Co., Inc., Sr. Unsecd. Note, 144A, 4.000%, 6/15/2028	276,891
325,000	Financial & Risk US Holdings, Inc., 144A, 6.250%, 5/15/2026	347,690
3,775,000	Financial & Risk US Holdings, Inc., Sr. Unsecd. Note, 144A, 8.250%, 11/15/2026	4,132,927
3,450,000	Inception Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 8.625%, 11/15/2024	3,616,031
3,550,000	JDA Escrow LLC/JDA Bond Finance, Inc., 144A, 7.375%, 10/15/2024	3,536,315
825,000	NCR Corp., Sr. Unsecd. Note, 144A, 5.750%, 9/1/2027	821,209
25,000	NCR Corp., Sr. Unsecd. Note, 144A, 8.125%, 4/15/2025	27,031
250,000	NCR Corp., Sr. Unsecd. Note, 6.375%, 12/15/2023	256,249
900,000	Qorvo, Inc., 144A, 4.375%, 10/15/2029	923,485
2,600,000	SS&C Technologies, Inc., Sr. Unsecd. Note, 144A, 5.500%, 9/30/2027	2,736,903
100,000	Science Applications International Corp., Sr. Unsecd. Note, 144A, 4.875%, 4/1/2028	102,360
875,000	Sensata Technologies B.V., Sr. Unsecd. Note, 144A, 4.375%, 2/15/2030	853,698
500,000	Star Merger Sub, Inc., 144A, 6.875%, 8/15/2026	543,672
3,725,000	Star Merger Sub, Inc., Sr. Unsecd. Note, 144A, 10.250%, 2/15/2027	4,152,686
1,375,000	TTM Technologies, Inc., Sr. Unsecd. Note, 144A, 5.625%, 10/1/2025	1,391,026
5,350,000	Tempo Acquisition LLC, Sr. Unsecd. Note, 144A, 6.750%, 6/1/2025	5,339,915
	TOTAL	33,382,331
	Transportation Services—0.1%
800,000	Stena International S.A., Sec. Fac. Bond, 144A, 6.125%, 2/1/2025	718,500
	Utility - Electric—2.6%
700,000	Calpine Corp., 144A, 4.500%, 2/15/2028	704,596
700,000	Calpine Corp., 144A, 5.250%, 6/1/2026	726,891
2,675,000	Calpine Corp., 5.750%, 1/15/2025	2,743,547
2,650,000	Enviva Partners LP/Enviva Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.500%, 1/15/2026	2,809,000
1,350,000	NRG Energy, Inc., Sr. Unsecd. Note, 6.625%, 1/15/2027	1,440,875
525,000	NRG Energy, Inc., Sr. Unsecd. Note, 7.250%, 5/15/2026	566,073
475,000	NRG Energy, Inc., Sr. Unsecd. Note, Series WI, 5.750%, 1/15/2028	517,838
1,650,000	TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	1,715,686
1,950,000	TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 5.000%, 1/31/2028	2,081,264
700,000	Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.000%, 7/31/2027	733,996
375,000	Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.500%, 9/1/2026	394,839
1,375,000	Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.625%, 2/15/2027	1,464,409
	TOTAL	15,899,014
	Wireless Communications—3.0%
5,250,000	Numericable-SFR SAS, 144A, 7.375%, 5/1/2026	5,550,904
1,850,000	Sprint Capital Corp., Company Guarantee, 6.875%, 11/15/2028	2,289,033
2,725,000	Sprint Corp., 7.125%, 6/15/2024	3,096,703
1,575,000	Sprint Corp., Sr. Unsecd. Note, 7.625%, 2/15/2025	1,841,766
1,250,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 4.750%, 2/1/2028	1,331,031
925,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 6.000%, 4/15/2024	943,394
1,825,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 6.500%, 1/15/2024	1,871,364

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Wireless Communications—continued
$1,325,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.500%, 1/15/2026	$1,401,340
		TOTAL	18,325,535
		TOTAL CORPORATE BONDS (IDENTIFIED COST $571,136,363)	533,974,534
		COMMON STOCKS—6.4%
		Automotive—0.6%
163,058	[1]	American Axle & Manufacturing Holdings, Inc.	1,159,342
138,360		Goodyear Tire & Rubber Co.	1,052,920
13,290		Lear Corp.	1,409,405
		TOTAL	3,621,667
		Cable Satellite—0.2%
58,705	[1]	Altice USA, Inc.	1,509,893
		Chemicals—0.5%
27,105		Compass Minerals International, Inc.	1,305,919
43,213	[1]	Hexion Holdings Corp.	334,901
68,750	[1]	Koppers Holdings, Inc.	1,139,187
		TOTAL	2,780,007
		Diversified Manufacturing—0.2%
36,315		Altra Holdings, Inc.	1,125,765
		Gaming—0.8%
47,765		Boyd Gaming Corp.	1,021,216
50,490		Gaming and Leisure Properties, Inc.	1,743,924
70,320		MGM Resorts International	1,208,098
73,635		Red Rock Resorts, Inc.	1,016,163
		TOTAL	4,989,401
		Independent Energy—0.4%
120,760		Parsley Energy, Inc.	1,103,746
195,880	[1]	WPX Energy, Inc.	1,110,640
		TOTAL	2,214,386
		Leisure—0.2%
51,345		Six Flags Entertainment Corp.	1,179,908
		Media Entertainment—0.4%
298,740		Emerald Holding, Inc.	663,203
483,533		Entercom Communication Corp.	807,500
88,794	[1]	iHeartMedia, Inc.	772,508
		TOTAL	2,243,211
		Metals & Mining—0.2%
144,015		Teck Resources Ltd.	1,366,702
		Midstream—0.5%
94,356		Suburban Propane Partners LP	1,376,654
66,235		Sunoco LP	1,708,863
		TOTAL	3,085,517
		Packaging—0.3%
13,425	[1]	Crown Holdings, Inc.	878,398
141,560		O-I Glass, Inc.	1,084,349
		TOTAL	1,962,747
		Paper—0.5%
102,961		Graphic Packaging Holding Co.	1,489,846

Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Paper—continued
49,189		WestRock Co.	$1,380,243
		TOTAL	2,870,089
		Pharmaceuticals—0.0%
16,205	[1]	Mallinckrodt PLC	45,698
		Retailers—0.1%
64,715		Hanesbrands, Inc.	638,090
		Technology—0.8%
34,035	[1]	Dell Technologies, Inc.	1,689,497
18,235	[1]	Lumentum Holdings, Inc.	1,336,990
34,416	[1]	NCR Corp.	621,209
130,340	[1]	TTM Technologies, Inc.	1,508,034
		TOTAL	5,155,730
		Utility - Electric—0.7%
45,440		Enviva Partners LP/Enviva Partners Finance Corp.	1,589,491
44,075		NRG Energy, Inc.	1,588,904
61,460		Vistra Energy Corp.	1,256,242
		TOTAL	4,434,637
		TOTAL COMMON STOCKS (IDENTIFIED COST $56,565,565)	39,223,448
		FLOATING RATE LOAN—0.1%
		Health Care—0.1%
$1,361,250	[3]	Envision Healthcare Corp., 1st Lien PIK Term Loan B, 5.491% (3-month USLIBOR +4.500%), 10/10/2025 (IDENTIFIED COST $2,410,516)	796,331
		INVESTMENT COMPANIES—5.2%
1,333,746		Federated Bank Loan Core Fund	12,123,751
19,200,013		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 0.40%[4]	19,215,373
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $32,658,953)	31,339,124
		TOTAL INVESTMENT IN SECURITIES—99.2% (IDENTIFIED COST $662,771,397)	605,333,437
		OTHER ASSETS AND LIABILITIES - NET—0.8%[5]	4,905,053
		TOTAL NET ASSETS—100%	$610,238,490
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended May 31, 2020, were as follows:
	Federated Bank Loan Core Fund	Federated Institutional Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Balance of Shares Held 2/29/2020	2,606,507	28,527,248	31,133,755
Purchases/Additions	19,044	54,092,319	54,111,363
Sales/Reductions	(1,291,805)	(63,419,554)	(64,711,359)
Balance of Shares Held 5/31/2020	1,333,746	19,200,013	20,533,759
Value	$12,123,751	$19,215,373	$31,339,124
Change in Unrealized Appreciation/Depreciation	$(580,078)	$(667)	$(580,745)
Net Realized Gain/(Loss)	$(642,711)	$12,589	$(630,120)
Dividend Income	$166,878	$38,764	$205,642
1	Non-income-producing security.
2	Issuer in default.
3	Floating/variable note with current rate and current maturity or next reset date shown.

4	7-day net yield.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2020.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of May 31, 2020, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$37,811,048	$—	$—	$37,811,048
International	1,412,400	—	—	1,412,400
Debt Securities:
Corporate Bonds	—	533,974,534	—	533,974,534
Floating Rate Loan	—	796,331	—	796,331
Investment Companies	31,339,124	—	—	31,339,124
TOTAL SECURITIES	$70,562,572	$534,770,865	$—	$605,333,437
The following acronyms are used throughout this portfolio:
GMTN	—Global Medium Term Note
MTN	—Medium Term Note
PIK	—Payment in Kind